Borrowings and Bank Deposits (Liquidity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014 Banks
Long-term Debt, Fiscal Year Maturity
2015	$ 37,724
2016	31,615
2017	26,979
2018	18,936
2019	21,953
Fixed and floating rate notes containing put options	474
Banks extending committed credit lines	49
Line of Credit Facility, Maximum Borrowing Capacity	44,400.0
Parent [Member]
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	13,700.0
Three hundred sixty four day lines containing a term out feature [Member]
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	19,300.0
Extension Period From Date Of Expiration In Term Out Feature	P02Y
Revolving Credit Facility [Member]
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,100.0